Wages, salaries and benefits - Summary of Detailed Information of Employee Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of employee benefits expense [abstract]
Wages and salaries	$ 999,141	$ 968,068	$ 793,824
Compulsory social security contributions	140,619	104,402	94,749
Expenses related to defined benefit plans	8,353	11,676	7,555
Employee benefits expense	$ 1,148,113	$ 1,084,146	$ 896,128